Stockholders’ equity (Details Narrative) R$ in Millions	12 Months Ended
	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 shares	Dec. 31, 2022 shares
IfrsStatementLineItems [Line Items]
Shares of capital stock, ending balance	9,804,135,348		9,804,135,348	9,804,135,348
Outstanding shares	9,776,104,515		9,803,698,677	9,800,866,660
Adjusted net income rate		25.00%
Non-cumulative per share | $ / shares	$ 0.022
Dividends per share | $ / shares	$ 0.015
Net income remaining after the distribution of dividends and appropriations to statutory reserves | R$		R$ 854
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares of capital stock, ending balance	4,958,290,359		4,958,290,359	4,958,290,359
Outstanding shares	4,958,290,359		4,958,290,359	4,958,290,359
Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares of capital stock, ending balance	4,845,844,989		4,845,844,989	4,845,844,989
Outstanding shares	4,817,814,156		4,845,408,318	4,842,576,301